Stock Compensation Plans - Additional Information (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock compensation plans
Total stock-based compensation expense (pretax)	$ 7	$ 29	$ 51	$ 39	$ 12
Stock options
Stock compensation plans
Unrecognized compensation expense, related to non-vested awards	169		$ 154
Stock options | Time-based options | Minimum
Stock compensation plans
Vesting period			3 years	3 years	3 years
Stock options | Time-based options | Maximum
Stock compensation plans
Vesting period			5 years	5 years	5 years
Restricted stock
Stock compensation plans
Cash paid to repurchase shares from employees			$ 5	$ 6	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		31
Expected recognition of unrecognized compensation cost over specified period			$ 3
Specified period of recognition of unrecognized compensation cost			1 year
Restricted stock awards and restricted stock units
Stock compensation plans
Employee Service Share Based Compensation Nonvested Awards Unrecognized Compensation Cost Expected Recognition upon Occurrence of Specified Events	335
Unrecognized compensation expense, related to non-vested awards	337		$ 172
Expected recognition of unrecognized compensation cost over specified period	$ 2
Specified period of recognition of unrecognized compensation cost	1 year
Restricted stock awards and restricted stock units | Minimum
Stock compensation plans
Period after which restrictions on a majority of the awards will lapse	3 years
First Data Holdings
Stock compensation plans
Number of shares authorized			180
Balance of recorded liability			$ 1	$ 1
First Data Holdings | Stock options
Stock compensation plans
Expiration period of put rights after the termination event or upon a change in control			1 year
Contractual term			10 years	10 years	10 years
Cash paid to repurchase shares from employees			$ 15	$ 22	$ 3
Total intrinsic value of stock options exercised (in dollars)			$ 2	3	0
First Data Holdings | Restricted stock
Stock compensation plans
Period after which restrictions on a majority of the awards will lapse			3 years
First Data Holdings | Restricted stock awards and restricted stock units
Stock compensation plans
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	39		37
Total fair value of shares vested (in dollars)			$ 15	18	$ 3
Executive Officer
Stock compensation plans
Total stock-based compensation expense (pretax)		$ 23	$ 37	$ 20